Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000009518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — With CDSC
Average Annual Return, Percent	[1],[2]	10.97%	12.97%	9.52%
C000009516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — With sales charge
Average Annual Return, Percent	[3]	7.43%	12.82%	9.70%
C000009520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class R)
Average Annual Return, Percent		12.46%	13.61%	9.92%
C000009519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class Y)
Average Annual Return, Percent		13.08%	14.20%	10.50%
Without Sales Load [Member] | C000009518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — Without CDSC
Average Annual Return, Percent	[1]	11.84%	12.97%	9.52%
Without Sales Load [Member] | C000009516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — Without sales charge
Average Annual Return, Percent		12.79%	13.92%	10.22%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.87%	13.65%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		8.79%	13.17%	9.19%

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Includes any applicable contingent deferred sales charge (“CDSC”).
[3]	Reflects 4.75% front-end sales charge.